Cover Page	Oct. 26, 2020
Document Information [Line Items]
Document Type	8-K/A
Document Period End Date	Oct. 26, 2020
Entity Registrant Name	TCF FINANCIAL CORPORATION
Entity Incorporation, State or Country Code	MI
Entity File Number	000-08185
Entity Tax Identification Number	38-2022454
Entity Address, Address Line One	333 W. Fort Street
Entity Address, Address Line Two	Suite 1800
Entity Address, City or Town	Detroit
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48226
City Area Code	800
Local Phone Number	867-9757
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000019612
Amendment Flag	true
Amendment Description	This Form 8-K/A is filed as an amendment (the “Amendment”) to the Current Report on Form 8-K filed by TCF Financial Corporation (“TCF” or the “Corporation”) on October 26, 2020 (the “Current Report”). This Amendment is being filed solely for the purpose of correcting the misstated dividend record date for each of TCF’s common stock and 5.70% Series C Non-Cumulative Perpetual Preferred Stock (the “Record Date”), which was mistakenly reported as November 16, 2020 in the earnings press release attached as Exhibit 99.1 to the Current Report. The correct Record Date is November 13, 2020. No other revisions are being made to the information disclosed in the Current Report, and no other changes are being made to any other disclosure contained in the Current Report.
Common Stock (par value $1 per share)
Document Information [Line Items]
Title of 12(b) Security	Common Stock (par value $1 per share)
Trading Symbol	TCF
Security Exchange Name	NASDAQ
Depositary shares, each representing a 1/1000th interest in a share of the 5.70% Series C Non-Cumulative Perpetual Preferred Stock
Document Information [Line Items]
Title of 12(b) Security	Depositary shares, each representing a 1/1000th interest in a share of the 5.70% Series C Non-Cumulative Perpetual Preferred Stock
Trading Symbol	TCFCP
Security Exchange Name	NASDAQ